Condensed Financial Information of the Parent Company (Details) - $ / shares		12 Months Ended
	Mar. 24, 2026	Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
Percentage of restricted net assets		25.00%
Par value		$ 0.000025
Authorized share capital (in Shares)		2,000,000,000
Pre-split Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value		$ 0.0001
Post-split Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value		$ 0.000025
Subsequent Event [Member]
Condensed Financial Information of the Parent Company [Line Items]
Description of share reclassification	all of the issued and unissued ordinary shares of a par value of US$0.000025 each in the capital of the Company were re-designated and reclassified in the following manner: (i) that 40,000,000 issued ordinary shares of a par value of US$0.000025 each held by Securingium Holding Limited were re-designated and reclassified as 40,000,000 Class B ordinary shares of a par value of US$0.000025 each; (ii) that each remaining issued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one issued Class A ordinary share of a par value of US$0.000025 each; (iii) that 60,000,000 authorized but unissued ordinary shares of a par value of US$0.000025 each were re-designated and reclassified as 60,000,000 authorized but unissued Class B ordinary shares of a par value of US$0.000025 each; (iv) that each remaining authorized but unissued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one authorized but unissued Class A ordinary share of a par value of US$0.000025 each; and (v) that, as a consequence of the Share Reclassification, the authorized share capital of the Company was altered from US$50,000 divided into 2,000,000,000 ordinary shares of a nominal or par value of US$0.000025 each, to US$50,000 divided into 2,000,000,000 ordinary shares of a par value of US$0.000025 each, comprising (1) 1,900,000,000 Class A ordinary shares of a par value of US$0.000025 each and (2) 100,000,000 Class B ordinary shares of a par value of US$0.000025 each.